EQUITY COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
EQUITY COMPENSATION PLANS
EQUITY COMPENSATION PLANS

10. EQUITY COMPENSATION PLANS

The company’s equity compensation plans provide for grants of stock options, restricted stock awards and restricted stock unit awards. Common shares available for grant as of December 31, 2012, 2011 and 2010 were 5,316,532, 8,813,059 and 11,608,387, respectively. Common shares available for grant reflect 12 million shares approved by shareholders in 2010 for issuance under the plans. Following the Nalco merger in 2011, 1,405,530 common shares on a converted basis, formerly reserved for grant under Nalco’s 2004 Stock Incentive Plan, were added to the shares available for grant by the company. The company generally issues authorized but previously unissued shares to satisfy stock option exercises. The company has a share repurchase program and generally repurchases shares on the open market to help offset the dilutive effect of share-based compensation.

The company’s annual long-term incentive share-based compensation program is made up of 50% stock options and 50% performance-based restricted stock unit (“PBRSU”) awards. The company also grants a limited number of non-performance based restricted stock awards (“RSA”) and restricted stock unit awards (“RSU”).

Prior to the Nalco merger, Nalco had outstanding stock options, restricted stock awards and performance share awards that were issued pursuant to its incentive compensation plan, as well as certain non-plan inducement stock options and restricted stock awards. For each of the converted awards discussed below, the stock award exchange ratio of .67959 was used to convert Nalco awards into Ecolab awards. As a result of the merger, the majority of Nalco’s existing stock options fully vested. Each outstanding Nalco option was converted into an option to purchase the company’s common stock with both the number of options and the exercise price adjusted accordingly based on the stock award exchange ratio. Pursuant to change-in-control agreements, Nalco’s existing restricted stock awards to non-employee directors and certain officers, in general, fully vested as a result of the merger. For those awards that did not vest as a result of the merger, each unvested restricted stock award was converted based on the stock award exchange ratio into a restricted stock award of the company, with vesting subject to continued employment. In conjunction with the merger, the level of attainment of the performance criteria applicable to converted Nalco performance based restricted stock awards was fixed based on actual and target financial performance. As such, each Nalco performance share award converted based on the stock award exchange ratio into a time based restricted award of the company based on such performance level, with vesting subject to continued employment. The total fair value of Nalco’s converted equity compensation as of the merger dates was $111 million, of which $73 million was included in the consideration transferred to acquire Nalco, with the remaining $38 million subject to expense recognition over the remainder of the vesting term. As of December 31, 2012, $10 million of the $38 million remains to be expensed.

Total compensation expense related to all share-based compensation plans was $66 million, ($45 million net of tax benefit), $40 million ($27 million net of tax benefit) and $29 million ($19 million net of tax benefit) for 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was $115 million of total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company’s plans. That cost is expected to be recognized over a weighted-average period of 1.9 years.

Stock Options

Options are granted to purchase shares of the company’s stock at the average daily share price on the date of grant. These options generally expire within ten years from the grant date. The company recognizes compensation expense for these awards on a straight-line basis over the three year vesting period. Stock option grants to retirement eligible recipients are attributed to expense using the non-substantive vesting method.

A summary of stock option activity and average exercise prices is as follows:

	2012		2011		2010
	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE
	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)

Outstanding, beginning of year	20,126,579	$41.45	19,988,025	$38.66	22,262,204	$36.22
Granted	2,238,267	71.17	2,661,551	55.38	1,783,293	48.03
Issued in connection with Nalco merger	—	—	883,173	29.35	—	—
Exercised	(6,774,032)	35.16	(3,331,926)	32.59	(3,813,865)	28.46
Canceled	(465,658)	53.61	(74,244)	43.68	(243,607)	43.86
Outstanding, end of year	15,125,156	$48.29	20,126,579	$41.45	19,988,025	$38.66
Exercisable, end of year	11,036,700	$42.77	15,885,276	$38.57	16,091,416	$37.42
Vested and expected to vest, end of year	14,770,288	$48.01

(a) Represents weighted average price.

The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2012, 2011 and 2010 was $211 million, $69 million and $76 million, respectively.

The total aggregate intrinsic value of options outstanding as of December 31, 2012 was $346 million, with a corresponding weighted-average remaining contractual life of 6.5 years. The total aggregate intrinsic value of options exercisable as of December 31, 2012 was $313 million, with a corresponding weighted-average remaining contractual life of 4.0 years. The total aggregate intrinsic value of options vested and expected to vest as of December 31, 2012 was $342 million, with a corresponding weighted-average remaining contractual life of 6.4 years.

The lattice (binomial) option-pricing model is used to estimate the fair value of options at grant date. The company’s primary employee option grant occurs during the fourth quarter. The weighted-average grant-date fair value of options granted and the significant assumptions used in determining the underlying fair value of each option grant, on the date of grant were as follows:

	2012	2011	2010
Weighted-average grant-date fair value of options granted at market prices	$13.77	$11.01	$10.11
Assumptions
Risk-free rate of return	0.9%	1.4%	2.0%
Expected life	6 years	6 years	6 years
Expected volatility	22.8%	22.8%	23.1%
Expected dividend yield	1.3%	1.4%	1.4%

The risk-free rate of return is determined based on a yield curve of U.S. treasury rates from one month to ten years and a period commensurate with the expected life of the options granted. Expected volatility is established based on historical volatility of the company’s stock price. The expected dividend yield is determined based on the company’s annual dividend amount as a percentage of the average stock price at the time of the grant.

Restricted Stock Awards and Restricted Stock Units

The expense associated with PBRSU awards is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends. The awards vest based on the company achieving a defined performance target and with continued service for a three year period. Upon vesting, the company issues shares of its common stock such that one award unit equals one share of common stock. The company assesses the probability of achieving the performance target and recognizes expense over the three year vesting period when it is probable the performance target will be met. PBRSU awards granted to retirement eligible recipients are attributed to expense using the non-substantive vesting method. The awards are generally subject to forfeiture in the event of termination of employment.

The expense associated with shares of non-performance based RSAs and RSUs is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The company currently has RSAs and RSUs that vest over periods between 12 and 60 months. The awards are generally subject to forfeiture in the event of termination of employment.

A summary of non-vested PBRSU awards and restricted stock activity is as follows:

		GRANT		GRANT
	PBRSU	DATE FAIR	RSAs AND	DATE FAIR
	AWARDS	VALUE(a)	RSUs	VALUE(a)
December 30, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with Nalco merger	857,366	55.62	808,883	55.62
Vested / Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	50.68	1,016,660	53.67
Granted	454,620	68.63	230,193	64.10
Vested / Earned	(285,249)	55.62	(362,926)	53.80
Canceled	(218,764)	53.14	(86,714)	52.03
December 31, 2012	2,091,272	$53.65	797,213	$56.79

(a) Represents weighted average price.